Cash Flow Adjustments and Changes in Working Capital (Tables)	12 Months Ended
Jun. 30, 2019
Cash Flow Statement [Abstract]
Schedule of cash flow statement adjustments

Adjustments	2019 £’000	2018 £’000	2017 £’000
Depreciation, amortisation and impairment of non-financial assets	£7,900	£6,269	£4,346
Foreign exchange (gain) / loss	(2,224)	354	1,015
Interest income	(476)	(35)	(18)
Fair value movement of financial liabilities	5,954	229	—
Interest expense	343	573	408
(Gain) / loss on disposal of non-current assets	(23)	(5)	107
Share-based compensation expense	12,022	1,505	854
Hyperinflation effect gain	(9)	—	—
Income on contingent consideration	—	—	(180)
Research and development tax credit	(1,278)	(1,008)	(1,322)
Grant income	(819)	(1,633)	(1,691)
Total adjustments	£21,390	£6,249	£3,519

Net changes in working capital	2019 £’000	2018 £’000	2017 £’000
Increase in trade and other receivables	£(16,343)	£(6,384)	£(7,598)
Increase in trade and other payables	4,827	13,223	2,590
Net changes in working capital	£(11,516)	£6,839	£(5,008)

Schedule of non-cash changes arising from financing activities

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £’000	End of the year £’000
2017	15,443	17,007	(3,462)	276	201	29,465
2018	29,465	26,462	(36,768)	605	—	19,764
2019	19,764	3,500	(23,547)	304	—	21

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	Non-cash Other £'000	End of the year £'000
2017	(532)	2,924	(1,691)	(37)	—	664
2018	664	148	(1,633)	5	—	(816)
2019	(816)	1,786	(819)	(24)	—	127